Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Share capital	Share capital is composed of the following shares for the year ended December 31, 2025:
December 31, 2023 shares outstanding	329,608
Treasury shares	12,044
Long-Term Incentive Plan	3,200
Repurchase of common shares	(15,244)
December 31, 2024 shares outstanding	329,608
Treasury shares	24,119
Long-Term Incentive Plan	3,067
Repurchase of common shares	(27,186)
Share cancellation	(23,930)
December 31, 2025 shares outstanding	305,678

Treasury shares

Treasury shares are composed of the following shares for the year ended:

	Shares	Amount	Average Price (US$)
Repurchase shares
December 31, 2023 treasury shares	13,739,418	760,318	10.51
Repurchase of common shares	15,244,386	784,459	8.93
Long-term incentive plan	(3,200,293)	(177,099)	10.51
December 31, 2024 treasury shares	25,783,511	1,367,678	9.58
Repurchase of common shares	27,186,733	1,330,183	8.82
Long-term incentive plan	(3,067,643)	(159,803)	9.58
Share cancellation	(23,930,715)	(1,208,680)	8.98
December 31, 2025 treasury shares	25,971,886	1,329,378	9.34